Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($)		Common Stock		Additional Paid-in Capital	Stock Subscriptions	Treasury Stock, At Cost	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Balance (in Shares) at Dec. 31, 2020	[1]	5,182,280
Balance at Dec. 31, 2020		$ 1,970		$ 112,640,974	$ (69,440)	$ (875,232)	$ 494,505	$ (52,234,360)	$ 59,958,417
Equity based compensation				9,013,029					$ 9,013,029
Stock option exercises (in Shares)		39,115	[1]						44,301
Stock option exercises		$ 15		765,771					$ 765,786
Restricted stock issuances and vesting of awards (in Shares)	[1]	41,308
Restricted stock issuances and vesting of awards		$ 16		5,148,709					5,148,725
Issuance of restricted stock units for settlement of accrued expenses				1,996,779					1,996,779
Conversion of liability-classified incentive awards to stockholders' equity				8,580,123					8,580,123
Stock subscriptions receivable related to stock option exercises (in Shares)	[1]	5,186
Stock subscriptions receivable related to stock option exercises		$ 2		196,102	(196,104)
Stock subscriptions collected related to stock option exercises					246,999				246,999
Repurchase of common stock (in Shares)	[1]	(13,371)
Repurchase of common stock		$ (5)				(2,816,090)			(2,816,095)
Proceeds from issuance of common stock, net of issuance costs (in Shares)	[1]	119,981
Proceeds from issuance of common stock, net of issuance costs		$ 46		29,997,186					29,997,232
Foreign currency translation adjustment							69,406		69,406
Net income (loss)								(75,168,363)	(75,168,363)
Balance (in Shares) at Dec. 31, 2021	[1]	5,374,499
Balance at Dec. 31, 2021		$ 2,044		168,338,673	(18,545)	(3,691,322)	563,911	(127,402,723)	37,792,038	[2]
Equity based compensation				1,768,718					1,768,718
Stock option exercises (in Shares)	[3]	16,939
Stock option exercises		$ 6		82,520					82,526
Restricted stock issuances and vesting of awards (in Shares)	[3]	19,830
Restricted stock issuances and vesting of awards		$ 8		949,369					949,377
Stock subscriptions receivable related to stock option exercises (in Shares)	[3]	35,362
Stock subscriptions receivable related to stock option exercises		$ 13		305,820	(305,833)
Stock subscriptions collected related to stock option exercises					18,545				18,545
Repurchase of common stock (in Shares)	[3]	(5,733)
Repurchase of common stock		$ (2)				(303,139)			(303,141)
Foreign currency translation adjustment							407,986		407,986
Net income (loss)								(27,988,546)	(27,988,546)
Balance (in Shares) at Mar. 31, 2022	[3]	5,440,897
Balance at Mar. 31, 2022		$ 2,069		171,445,100	(305,833)	(3,994,461)	971,897	(155,391,269)	12,727,503
Balance (in Shares) at Dec. 31, 2021	[1]	5,374,499
Balance at Dec. 31, 2021		$ 2,044		168,338,673	(18,545)	(3,691,322)	563,911	(127,402,723)	37,792,038	[2]
Equity based compensation				7,674,265					$ 7,674,265
Stock option exercises (in Shares)		44,362	[1]						79,724
Stock option exercises		$ 17		100,353					$ 100,370
Restricted stock issuances and vesting of awards (in Shares)	[1]	35,513
Restricted stock issuances and vesting of awards		$ 13		2,635,257					2,635,270
Stock subscriptions receivable related to stock option exercises (in Shares)	[1]	35,362
Stock subscriptions receivable related to stock option exercises		$ 13		305,820	(305,833)
Stock subscriptions collected related to stock option exercises					324,378				324,378
Repurchase of common stock (in Shares)	[1]	(11,266)
Repurchase of common stock		$ (4)				(381,430)			(381,434)
Foreign currency translation adjustment							(1,207,885)		(1,207,885)
Net income (loss)								(38,093,756)	(38,093,756)
Balance (in Shares) at Dec. 31, 2022	[1],[3]	5,478,470
Balance at Dec. 31, 2022		$ 2,083		179,054,368		(4,072,752)	(643,974)	(165,496,479)	8,843,246	[2]
Adoption of Accounting Standards Update No. 2016-13								878,577	878,577
Equity based compensation				2,148,085					2,148,085
Stock option exercises (in Shares)	[3]	395
Stock option exercises				750					750
Restricted stock issuances and vesting of awards (in Shares)	[3]	5,021
Restricted stock issuances and vesting of awards		$ 2		242,021					242,023
Repurchase of common stock (in Shares)	[3]	(1,965)
Repurchase of common stock		$ (1)				(28,917)			(28,918)
Foreign currency translation adjustment							(145,808)		(145,808)
Net income (loss)								1,724,546	1,724,546
Balance (in Shares) at Mar. 31, 2023	[3]	5,481,921
Balance at Mar. 31, 2023		$ 2,084		$ 181,445,224		$ (4,101,669)	$ (789,782)	$ (162,893,356)	$ 13,662,501	[2]

[1]	Effective May 11, 2023, we performed a 1-for-38 reverse stock split. Share amounts (excluding shares authorized and par value) have been retroactively restated.
[2]	Effective May 11, 2023, we performed a 1-for-38 reverse stock split. Share amounts (excluding shares authorized and par value) have been retroactively restated
[3]	Effective May 11, 2023, we performed a 1-for-38 reverse stock split. Share amounts have been retroactively restated.